Condensed Financial Statements of the Company (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Maximum percentage of consolidated net assets	25.00%
Restricted capital and reserves	¥ 1,410,432	¥ 1,382,574